RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

The Company hold License Agreements (the “License/s” or “Agreement/s”) for a medical device (license obtained in 2019) and a compound (license obtained in 2021), with two affiliated companies where in the officers of the Company hold a majority interest. The products were developed prior to the establishment of Bioxytran. The yearly maintenance fee for each license amount to $5,000. During the six months ended June 30, 2023 the affiliates were paid $5,000 each. During the same period in 2022, there was $25,720 in transactions with affiliates as the Company also reimbursed the affiliates for the legal and administrative costs surrounding the establishment of the Licenses.

NOTE 4 - RELATED PARTY TRANSACTIONS

The Company hold License Agreements (the “License/s” or “Agreement/s”) for a medical device (license obtained in 2019) and a compound (license obtained in 2021), with two affiliated companies where in the officers of the Company hold a majority interest. The products were developed prior to the establishment of Bioxytran. The maintenance cost for each license amounted to $5,000 in 2022, $4,500 in 2021 and $4,220 in 2020. Additionally, the Company has reimbursed the affiliates for the legal and administrative costs surrounding the establishment of the Licenses for an amount of $12,000 per agreement and reimburse $1,500 in rental cost for storage. During the year ended December 31, 2022 one affiliate was paid $17,000, and the other was paid $27,220. In the year ended December 31, 2021, there was $5,125 in transactions with affiliates.